As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.7%
Consumer Discretionary - 6.5%
344,277	Coach, Inc.	$17,843,877
185,468	Fossil, Inc. *	15,034,036
		32,877,913
Consumer Staples - 7.2%
227,303	Costco Wholesale Corp.	18,666,122
259,746	Mead Johnson Nutrition Co.	17,878,317
		36,544,439
Energy - 10.7%
433,320	Canadian Natural Resources, Ltd.	12,683,277
116,605	Core Laboratories NV	10,474,627
443,040	FMC Technologies, Inc. *	16,658,304
242,273	Schlumberger, Ltd.	14,470,966
		54,287,174
Financials - 2.3%
1,019,583	Charles Schwab Corp.	11,490,700
Health Care - 15.3%
353,095	Covance, Inc. *	16,048,168
189,570	DaVita, Inc. *	11,880,352
483,234	Express Scripts, Inc. *	17,913,484
191,538	IDEXX Laboratories, Inc. *	13,210,376
52,294	Intuitive Surgical, Inc. *	19,049,658
		78,102,038
Industrials - 14.1%
557,184	ABB, Ltd.	9,516,702
292,475	Danaher Corp.	12,266,401
387,875	Fluor Corp.	18,055,581
215,409	Roper Industries, Inc.	14,843,835
209,913	Stericycle, Inc. *	16,944,177
		71,626,696
Information Technology - 40.6%
318,889	Accenture PLC	16,799,073
317,822	Amphenol Corp.	12,957,604
278,530	ANSYS, Inc. *	13,659,111
68,207	Apple, Inc. *	25,999,145
240,920	Citrix Systems, Inc. *	13,137,367
247,646	Cognizant Technology Solutions Corp. *	15,527,405
689,743	Genpact Limited *	9,925,402
47,577	Google, Inc. *	24,472,657
55,001	Mastercard, Inc.	17,444,117
548,448	National Instruments Corp.	12,537,521
432,253	NetApp, Inc. *	14,670,667
383,487	QUALCOMM, Inc.	18,648,973
97,861	Salesforce.com, Inc. *	11,183,555
		206,962,597
Total Common Stocks (Cost $512,715,158)		491,891,557

Short-Term Investments - 4.0%
Money Market Funds - 4.0%
20,477,145	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	20,477,145
Total Short-Term Investments (Cost $20,477,145)		20,477,145

Total Investments - 100.7% (Cost $533,192,303)		512,368,702
Liabilities in Excess of Other Assets - (0.7)%		(3,388,979)
NET ASSETS - 100.0%		$508,979,723

	* Non-Income Producing
	# Annualized seven-day yield as of September 30, 2011.

	The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

	Cost of investments	$534,671,054
	Gross unrealized appreciation	27,416,389
	Gross unrealized depreciation	(49,718,741)
	Net unrealized depreciation	$(22,302,352)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Brown Advisory Growth Equity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011.

	Level 1	Level 2		Level 3
Common Stocks^	$491,891,557	$	---	$	---

Short-Term Investments	$20,477,145	$	---	$	---

Total Investments	$512,368,702	$	---	$	---

^ See Schedule of Investments for industry breakout.

Brown Advisory Flexible Value Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.8%
Consumer Discretionary - 16.9%
15,570	Aarons, Inc.	$393,143
20,440	Carmax, Inc. *	487,494
13,596	General Motors Co. *	274,367
8,300	Kohls Corp.	407,530
30,519	Lowe's Companies, Inc.	590,237
7,915	Scripps Networks Interactive, Inc.	294,201
9,140	Time Warner Cable, Inc.	572,804
11,831	TJX Companies, Inc.	656,265
22,902	Walt Disney Co.	690,724
		4,366,765
Consumer Staples - 6.5%
5,225	Costco Wholesale Corp.	429,077
20,510	Kraft Foods, Inc.	688,726
9,180	Pepsico, Inc.	568,242
		1,686,045
Energy - 12.9%
32,424	Kinder Morgan, Inc.	839,457
12,805	Occidental Petroleum Corp.	915,558
20,785	Southwestern Energy Co. *	692,764
11,240	Total S.A. ADR	493,099
11,714	World Fuel Services Corp.	382,462
		3,323,340
Financials - 17.2%
11,430	American Express Co.	513,207
28,835	Bank of America Corp.	176,470
16,846	Berkshire Hathaway, Inc. *	1,196,740
7,715	Franklin Resources, Inc.	737,862
3,445	Goldman Sachs Group, Inc.	325,725
4,045	RenaissanceRe Holdings Ltd.	258,071
7,840	T. Rowe Price Group, Inc.	374,517
35,980	Wells Fargo Co.	867,838
		4,450,430
Health Care - 9.5%
13,020	Express Scripts, Inc. *	482,651
6,351	Johnson & Johnson	404,622
16,660	Merck & Co., Inc.	544,949
27,600	Pfizer, Inc.	487,968
8,155	Wellpoint, Inc.	532,359
		2,452,549
Industrials - 6.9%
14,070	Canadian National Railway Co.	936,780
8,600	Lennox International, Inc.	221,708
8,935	United Technologies Corp.	628,667
		1,787,155
Information Technology - 20.7%
2,801	Google, Inc. *	1,440,778
2,775	International Business Machines Corp.	485,708
4,710	Mastercard, Inc.	1,493,824

34,755	Microsoft Corp.	865,052
13,370	QUALCOMM, Inc.	650,183
4,955	Visa, Inc.	424,743
		5,360,288
Materials - 2.9%
6,476	Sherwin-Williams Co.	481,296
4,225	Sigma-Aldrich Corp.	261,063
		742,359
Telecommunication Services - 3.3%
10,155	Crown Castle International Corp. *	413,004
4,400	Millicom International Cellular SA	436,040
		849,044
Total Common Stocks (Cost $24,068,932)		25,017,975

Warrants - 0.4%
12,000	Wells Fargo Co. *	92,520
Total Warrants (Cost $92,400)		92,520

Short-Term Investments - 2.7%
Money Market Funds - 2.7%
693,993	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	693,993
Total Short-Term Investments (Cost $693,993)		693,993

Total Investments - 99.9% (Cost $24,855,325)		25,804,488
Other Assets in Excess of Liabilities - 0.1%		36,794
NET ASSETS - 100.0%		$25,841,282

*	Non-Income Producing
ADR	American Depositary Receipt
#	Annualized seven-day yield as of September 30, 2011.

	The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

	Cost of investments	$24,876,130
	Gross unrealized appreciation	2,694,468
	Gross unrealized depreciation	(1,766,110)
	Net unrealized appreciation	$928,358

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Brown Advisory Flexible Value Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011.

	Level 1	Level 2		Level 3
Common Stocks^	$25,017,975	$	---	$	---

Warrants	$92,520	$	---	$	---

Short-Term Investments	$693,993	$	---	$	---

Total Investments	$25,804,488	$	---	$	---
^ See Schedule of Investments for industry breakout.

Brown Advisory Value Equity Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.3%
Consumer Discretionary - 8.7%
270,745	American Eagle Outfitters, Inc.	$3,173,131
129,450	Guess, Inc.	3,688,031
53,330	Kohls Corp.	2,618,503
187,090	Lowe's Companies, Inc.	3,618,321
		13,097,986
Consumer Staples - 8.7%
71,490	McCormick & Co, Inc.	3,299,978
101,280	Pepsico, Inc.	6,269,233
106,970	Walgreen Co.	3,518,243
		13,087,454
Energy - 12.4%
44,110	Diamond Offshore Drilling, Inc.	2,414,581
58,480	National Oilwell Varco, Inc.	2,995,346
50,245	Occidental Petroleum Corp.	3,592,518
144,500	Southwestern Energy Co. *	4,816,185
109,515	Total S.A. ADR	4,804,423
		18,623,053
Financials - 17.6%
74,110	ACE Limited	4,491,066
71,610	American Express Co.	3,215,289
88,220	Chubb Corp.	5,292,318
107,995	Loews Corp.	3,731,227
106,380	Northern Trust Corp.	3,721,172
50,100	T. Rowe Price Group, Inc.	2,393,277
75,245	The PNC Financial Services Group, Inc.	3,626,057
		26,470,406
Health Care - 13.3%
85,180	Becton, Dickinson & Co.	6,245,398
219,030	Merck & Co., Inc.	7,164,471
117,120	Novartis AG	6,531,782
		19,941,651
Industrials - 10.0%
66,925	3M Co.	4,804,546
34,175	Deere & Co.	2,206,680
61,454	Fluor Corp.	2,860,684
122,695	Illinois Tool Works, Inc.	5,104,112
		14,976,022
Information Technology - 24.1%
9,717	Apple, Inc. *	3,703,926
156,135	CA, Inc.	3,030,580
228,550	Cisco Systems, Inc.	3,540,239
257,935	Dell, Inc. *	3,649,780
102,710	Harris Corp.	3,509,601
86,180	Microchip Technology, Inc.	2,681,060
282,915	Microsoft Corp.	7,041,755
126,245	Oracle Corp.	3,628,281
107,995	QUALCOMM, Inc.	5,251,796
		36,037,018

Materials - 3.5%
132,330	EI Du Pont de Nemours & Co.	5,289,230
Total Common Stocks (Cost $151,538,132)		147,522,820

Short-Term Investments -1.4%
Money Market Funds - 1.4%
2,112,272	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	2,112,272
Total Short-Term Investments (Cost $2,112,272)		2,112,272

Total Investments - 99.7% (Cost $153,650,404)		149,635,092
Other Assets in Excess of Liabilities - 0.3%		415,378
NET ASSETS - 100.0%		$150,050,470

*	Non-Income Producing
ADR	American Depositary Receipt
#	Annualized seven-day yield as of September 30, 2011.

	The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

	Cost of investments	$154,617,027
	Gross unrealized appreciation	7,893,580
	Gross unrealized depreciation	(12,875,515)
	Net unrealized depreciation	$(4,981,935)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Brown Advisory Value Equity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011.

	Level 1	Level 2		Level 3
Common Stocks^	$147,522,820	$	---	$	---

Short-Term Investments	$2,112,272	$	---	$	---

Total Investments	$149,635,092	$	---	$	---
^ See Schedule of Investments for industry breakout.

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.8%
Consumer Discretionary - 15.2%
87,015	Ann, Inc. *	$1,987,423
64,892	Ascent Media Corp. *	2,551,554
160,451	GameStop Corp. *	3,706,417
150,559	Harman International Industries, Inc.	4,302,976
350,591	Knology, Inc. *	4,550,672
146,548	National CineMedia, Inc.	2,126,411
95,423	Sodastream International Ltd. *	3,153,730
105,802	Sotheby's	2,916,961
60,647	Vitamin Shoppe, Inc. *	2,270,624
		27,566,768
Energy - 7.0%
8,663	Carbo Ceramics, Inc. *	888,217
35,520	Dril-Quip, Inc. *	1,914,883
54,185	Oceaneering International, Inc.	1,914,898
240,562	World Fuel Services Corp.	7,854,349
		12,572,347
Health Care - 21.0%
166,575	Covance, Inc. *	7,570,834
114,093	Dexcom, Inc. *	1,369,116
110,354	Gen-Probe, Inc. *	6,317,766
88,032	Henry Schein, Inc. *	5,458,864
37,407	IDEXX Laboratories, Inc. *	2,579,961
157,515	Masimo Corp.	3,410,200
56,723	Momenta Pharmaceuticals, Inc. *	652,315
213,504	PSS World Medical, Inc. *	4,203,894
77,369	SXC Health Solutions Corp. *	4,309,453
72,764	Volcano Corporation *	2,155,997
		38,028,400
Industrials - 24.7%
170,905	Actuant Corp.	3,375,375
67,150	Acuity Brands, Inc.	2,420,086
32,359	American Science & Engineering, Inc.	1,975,517
46,969	Costar Group, Inc. *	2,440,979
63,936	Graco, Inc.	2,182,775
208,946	Hexcel Corp. *	4,630,243
98,803	IDEX Corp.	3,078,701
256,093	Interline Brands, Inc. *	3,295,917
194,980	Knight Transportation, Inc.	2,595,184
27,159	Lindsay Corp.	1,461,154
48,155	MSC Industrial Direct Co., Inc.	2,718,831
253,929	Quanex Building Products Corp.	2,780,523
172,577	Roadrunner Transportation Services Holdings, Inc. *	2,367,756
218,162	UTi Worldwide, Inc.	2,844,832
22,930	Valmont Industries, Inc.	1,787,164
137,340	Waste Connections, Inc.	4,644,839
		44,599,876
Information Technology - 26.1%
39,408	ANSYS, Inc. *	1,932,568

389,372		Applied Micro Circuits Corp. *	2,090,928
37,822		Cavium, Inc. *	1,021,572
85,346		CommVault Systems, Inc. *	3,162,923
77,639		Concur Technologies, Inc. *	2,889,724
473,885		DemandTec, Inc. *	3,099,208
298,936		EXFO, Inc. *	1,829,488
21,088		FactSet Research Systems, Inc.	1,876,199
253,299		Genpact Limited *	3,644,972
47,043		Global Payments, Inc.	1,900,067
45,840		Informatica Corp. *	1,877,148
63,474		Interactive Intelligence Group, Inc. *	1,723,319
39,066		MAXIMUS, Inc.	1,363,403
157,234		Mercury Computer Systems, Inc. *	1,808,191
156,325		Microsemi Corp. *	2,498,074
103,449		Pegasystems, Inc.	3,166,574
66,732		RightNow Technologies, Inc. *	2,205,493
141,628		SuccessFactors, Inc. *	3,256,029
45,381		Ultimate Software Group, Inc. *	2,120,200
190,077		Volterra Semiconductor Corp. *	3,655,180
			47,121,260
Materials - 0.8%
45,310		Rockwood Holdings, Inc. *	1,526,494
Total Common Stocks (Cost $163,879,533)			171,415,145

Private Placements - 0.7%
11,000		Greenspring Global Partners IV-B, L.P. *^	1,232,171
Total Private Placements (Cost $1,038,888)			1,232,171

Short-Term Investments - 6.1%
Money Market Funds - 6.1%
11,010,178		DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	11,010,178
Total Short-Term Investments (Cost $11,010,178)			11,010,178

Total Investments - 101.6% (Cost $175,928,599)			183,657,494
Liabilities in Excess of Other Assets - (1.6)%			(2,828,738)
NET ASSETS - 100.0%			$180,828,756

	*	Non-Income Producing
	#	Annualized seven-day yield as of September 30, 2011.
	^
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is considered illiquid. At September 30, 2011, the total market value of securities considered illiquid was $1,232,171 or 0.7% of net assets. Security is fair valued under supervision of Board of Trustees and was acquired from February 2008 to September 2011 as part of a $2,000,000 capital commitment. At September 30, 2011, $1,100,000 of the capital commitment has been fulfilled by the Fund.

		The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

		Cost of investments	$177,340,339
		Gross unrealized appreciation	23,904,512
		Gross unrealized depreciation	(17,587,357)
		Net unrealized appreciation	$6,317,155

		+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
		at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
		please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
		or annual report.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Brown Advisory Small-Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011.

	Level 1		Level 2		Level 3
Common Stocks^		$171,415,145	$	---	$	---

Private Placements	$	---	$	---		$1,232,171

Short-Term Investments		$11,010,178	$	---	$	---

Total Investments		$182,425,323	$	---		$1,232,171
^ See Schedule of Investments for industry breakout.

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.2%
Consumer Discretionary - 18.5%
92,095	American Greetings Corp.	$1,703,758
42,165	Ann, Inc. *	963,049
57,060	Ascent Media Corp. *	2,243,599
65,458	Cato Corp.	1,476,732
90,574	GameStop Corp. *	2,092,260
58,092	Helen of Troy Limited *	1,459,271
301,966	Knology, Inc. *	3,919,518
34,380	Liberty Media Corporation *	2,185,193
419,921	Wet Seal, Inc. *	1,881,246
		17,924,626
Consumer Staples - 3.6%
55,674	Casey's General Stores, Inc.	2,430,170
65,979	Spartan Stores, Inc.	1,021,355
		3,451,525
Energy - 9.9%
89,891	Gulf Island Fabrication, Inc.	1,858,946
32,406	Oceaneering International, Inc.	1,145,228
204,266	RigNet, Inc. *^	3,274,384
103,011	World Fuel Services Corp.	3,363,309
		9,641,867
Financials - 21.6%
97,815	American Equity Investment Life Holding Co.	855,881
259,278	Capitol Federal Financial, Inc.	2,737,975
158,204	CYS Investments, Inc.	1,912,686
313,274	GFI Group, Inc.	1,259,361
39,486	HCC Insurance Holdings, Inc.	1,068,096
145,065	Horizon Technology Finance Corp.	2,126,653
258,895	Maiden Holdings Ltd.	1,913,235
148,640	MFA Financial, Inc.	1,043,453
87,298	NewStar Financial, Inc. *	815,363
133,569	OceanFirst Financial Corp.	1,558,750
114,931	Oritani Financial Corp.	1,478,013
104,579	Pacific Premier Bancorp, Inc. *^	625,382
158,960	Renasant Corp.	2,023,561
68,827	Tower Group, Inc.	1,573,385
		20,991,794
Health Care - 4.2%
35,425	Air Methods Corp. *	2,255,510
46,187	Amerigroup Corp. *	1,801,755
		4,057,265
Industrials - 11.5%
121,887	Actuant Corp.	2,407,268
62,285	Brady Corp.	1,646,193
67,696	Brink's Co.	1,577,994
73,593	Fly Leasing Ltd.	835,281
33,606	Sensata Technologies Holding NV *	889,215
81,270	Thermon Group Holdings, Inc. *	1,123,151
180,606	TriMas Corp. *	2,681,999

			11,161,101
Information Technology - 17.6%
152,629		Broadridge Financial Solutions, Inc.	3,073,948
35,669		DST Systems, Inc.	1,563,372
147,051		Echostar Corp. *	3,324,823
89,840		MAXIMUS, Inc.	3,135,417
83,294		Measurement Specialties, Inc. *	2,162,312
113,410		Total System Services, Inc.	1,920,031
148,823		Vishay Precision Group, Inc. *	1,961,487
			17,141,390
Materials - 4.3%
161,201		KMG Chemicals, Inc.	1,985,997
48,994		Kraton Performance Polymers, Inc. *	792,723
47,878		LSB Industries, Inc. *	1,372,662
			4,151,382
Total Common Stocks (Cost $92,083,757)			88,520,950

Real Estate Investment Trusts - 3.5%
67,865		Agree Realty Corp.	1,478,100
109,770		Starwood Property Trust, Inc.	1,883,653
			3,361,753
Total Real Estate Investment Trusts (Cost $3,818,626)			3,361,753

Investment Companies - 1.3%
325,581		MCG Capital Corp.	1,289,301
Total Investment Companies (Cost $1,902,389)			1,289,301

Short-Term Investments - 3.9%
Money Market Funds - 3.9%
3,735,390		DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	3,735,390
Total Short-Term Investments (Cost $3,735,390)			3,735,390

Total Investments - 99.9% (Cost $101,540,162)			96,907,394
Other Assets in Excess of Liabilities - 0.1%			133,270
NET ASSETS - 100.0%			$97,040,664

	*	Non-Income Producing
	#	Annualized seven-day yield as of September 30, 2011.
	^	A portion of these securities are considered illiquid. At September 30, 2011, the total market value of securities considered illiquid was $3,899,766 or 4.0% of net assets.

		The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

		Cost of investments	$101,729,083
		Gross unrealized appreciation	3,342,546
		Gross unrealized depreciation	(8,164,235)
		Net unrealized depreciation	$(4,821,689)

		+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
		at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
		please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
		or annual report.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Brown Advisory Small-Cap Fundamental Value Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011.

	Level 1	Level 2		Level 3
Common Stocks^	$88,520,950	$	---	$	---

Real Estate Investment Trusts	$3,361,753	$	---	$	---

Investment Companies	$1,289,301	$	---	$	---

Short-Term Investments	$3,735,390	$	---	$	---

Total Investments	$96,907,394	$	---	$	---
^ See Schedule of Investments for industry breakout.

Brown Cardinal Small Companies Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 83.1%
Consumer Discretionary - 11.1%
32,916	AFC Enterprises, Inc. *	$389,396
56,300	American Eagle Outfitters, Inc.	659,836
9,900	American Public Education, Inc. *	336,600
23,800	Ascena Retail Group, Inc. *	644,266
23,200	Helen of Troy Limited *	582,784
24,804	MDC Partners, Inc.	357,674
51,900	Six Flags Entertainment Corp.	1,438,669
64,975	Stage Stores, Inc.	901,203
22,000	Steinway Musical Insturments, Inc. *	474,320
25,100	Valassis Communications, Inc. *	470,374
68,055	Wendys Co.	312,372
		6,567,494
Energy - 5.4%
38,800	Oasis Petroleum, Inc. *	866,404
75,100	Resolute Energy Corp. *	853,136
45,800	World Fuel Services Corp.	1,495,370
		3,214,910
Financials - 16.3%
25,039	Affiliated Managers Group, Inc. *	1,954,294
225,500	CapitalSource, Inc.	1,384,570
26,091	Cash America International, Inc.	1,334,816
137,700	CYS Investments, Inc.	1,664,793
128,900	Hercules Technology Growth Capital, Inc.	1,098,228
51,077	Nelnet, Inc.	959,226
106,100	Northwest Bancshares, Inc.	1,263,651
		9,659,578
Health Care - 5.6%
23,298	Chemed Corp.	1,280,458
23,855	Teleflex, Inc.	1,282,683
20,400	West Pharmaceutical Services, Inc.	756,840
		3,319,981
Industrials - 19.9%
45,400	Atlas Air Worldwide Holdings, Inc. *	1,511,366
41,200	Brink's Co.	960,372
114,892	CBIZ, Inc. *	757,138
87,400	Dolan Media Co. *	785,726
54,200	GrafTech International Ltd. *	688,340
62,100	Kaman Corp.	1,729,485
106,300	KAR Auction Services, Inc. *	1,287,293
124,000	R.R. Donnelley & Sons Co.	1,750,880
47,829	Teledyne Technologies, Inc. *	2,336,925
		11,807,525
Information Technology - 19.6%
54,800	Acxiom Corp. *	583,072
15,100	Bottomline Technologies, Inc. *	304,114
28,800	Broadridge Financial Solutions, Inc.	580,032
113,500	Convergys Corp. *	1,064,630
60,100	DG Fastchannel, Inc. *	1,018,695
174,700	Global Cash Access Holdings, Inc. *	447,232
63,300	InterActiveCorp. *	2,503,515

27,500		Interdigital, Inc.	1,280,950
77,704		j2 Global Communications, Inc. *	2,090,238
72,075		Progress Software Corp. *	1,264,916
32,300		ValueClick, Inc. *	502,588
			11,639,982
Materials - 4.9%
71,800		Silgan Holdings, Inc.	2,637,932
115,900		United States Antimony Corp. *	283,955
			2,921,887
Telecommunication Services - 0.3%
21,794		Boingo Wireless, Inc. *	155,827
Total Common Stocks (Cost $41,393,355)			49,287,184

Real Estate Investment Trusts - 8.8%
28,002		Entertainment Properties Trust	1,091,518
54,600		Government Properties Income Trust	1,174,446
46,500		Hatteras Financial Corp.	1,169,940
93,600		Medical Properties Trust, Inc.	837,720
55,600		Starwood Property Trust, Inc.	954,096
Total Real Estate Investment Trusts (Cost $5,615,061)			5,227,720

Short-Term Investments -7.9%
Money Market Funds - 7.9%
4,695,445		DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	4,695,445
Total Short-Term Investments (Cost $4,695,445)			4,695,445

Total Investments - 99.8% (Cost $51,703,861)			59,210,349
Other Assets in Excess of Liabilities - 0.2%			90,230
NET ASSETS - 100.0%			$59,300,579

	*	Non-Income Producing
	#	Annualized seven-day yield as of September 30, 2011.

		The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

		Cost of investments	$52,440,795
		Gross unrealized appreciation	10,656,219
		Gross unrealized depreciation	(3,886,665)
		Net unrealized appreciation	$6,769,554

		+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
		at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
		please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
		or annual report.

Effective October 31, 2011, Cardinal Capital Management, L.L.C. is no longer the Sub-Advisor to the Brown Cardinal Small Companies Fund (the "Fund"). As of October 31, 2011, the Fund was renamed the Brown Advisory Small Companies Fund. On December 16, 2011, the Fund is expected to merge (the "merger") into the Brown Advisory Small-Cap Fundamental Value Fund. This is expected to be tax free to the shareholders of the Fund and is subject to a number of closing conditions. It wil entail the transfer of all assets and liabilities of the Fund to the Small-Cap Fundamental Value Fund in exchange for Institutional or Advisor Shares of the Small-Cap Fundamental Value Fund, as appropriate. Shareholders of the Fund will then receive Institutional or Advisor Shares of the Small-Cap Fundamental Value Fund, as appropriate, equivalent in aggregate net asset value to the aggregate net asset value to their shares in the Fund at the time of the merger, and the Fund will then be dissolved.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Brown Cardinal Small Companies Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011.

	Level 1	Level 2		Level 3
Common Stocks^	$49,287,184	$	---	$	---

Real Estate Investment Trusts	$5,227,720	$	---	$	---

Short-Term Investments	$4,695,445	$	---	$	---

Total Investments	$59,210,349	$	---	$	---

^ See Schedule of Investments for industry breakout.

Brown Advisory Opportunity Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.7%
Consumer Discretionary - 16.3%
4,020	Coach, Inc.	$208,357
5,285	Darden Restaurants, Inc.	225,934
2,400	Fossil, Inc. *	194,544
8,245	Guess, Inc.	234,900
11,135	Lowe's Companies, Inc.	215,351
6,595	Starbucks Corp.	245,927
1,830	V.F. Corp.	222,381
		1,547,394
Consumer Staples - 3.2%
3,000	Mead Johnson Nutrition Co.	206,490
2,925	Walgreen Co.	96,203
		302,693
Energy - 13.7%
2,750	Canadian Natural Resources, Ltd.	80,493
1,225	Core Laboratories NV	110,042
1,630	Dril-Quip, Inc. *	87,873
5,660	FMC Technologies, Inc. *	212,816
1,550	National Oilwell Varco, Inc.	79,391
1,440	Occidental Petroleum Corp.	102,960
1,300	Schlumberger, Ltd.	77,649
6,050	Southwestern Energy Co. *	201,647
10,850	World Fuel Services Corp.	354,252
		1,307,123
Financials - 9.2%
2,925	ACE Limited	177,255
9,095	American Express Co.	408,366
3,055	Bank of New York Mellon Corp.	56,792
6,600	Loews Corp.	228,030
		870,443
Health Care - 8.5%
3,250	athenahealth, Inc. *	193,538
5,445	Covance, Inc. *	247,476
3,635	Express Scripts, Inc. *	134,749
630	Intuitive Surgical, Inc. *	229,496
		805,259
Industrials - 10.7%
4,000	Fluor Corp.	186,200
3,415	Graco, Inc.	116,588
3,900	IDEX Corp.	121,524
10,535	Knight Transportation, Inc.	140,221
2,635	Roper Industries, Inc.	181,578
4,650	Sensata Technologies Holding NV *	123,039
1,810	Stericycle, Inc. *	146,103
		1,015,253
Information Technology - 30.6%
4,675	Accenture PLC	246,279
1,250	Apple, Inc. *	476,475
17,210	Applied Micro Circuits Corp. *	92,418

3,020		Citrix Systems, Inc. *	164,680
14,500		Genpact Limited *	208,655
1,300		Mastercard, Inc.	412,309
5,560		MAXIMUS, Inc.	194,044
4,875		Measurement Specialties, Inc. *	126,555
7,500		National Instruments Corp.	171,450
5,355		Pegasystems, Inc.	163,917
9,415		QUALCOMM, Inc.	457,851
10,185		Volterra Semiconductor Corp. *	195,857
			2,910,490
Materials - 4.5%
5,235		EI Du Pont de Nemours & Co.	209,243
3,000		Sherwin-Williams Co.	222,960
			432,203
Total Common Stocks (Cost $8,905,944)			9,190,858

Short-Term Investments - 3.8%
Money Market Funds - 3.8%
367,325		DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	367,325
Total Short-Term Investments (Cost $367,325)			367,325

Total Investments - 100.5% (Cost $9,273,269)			9,558,183
Liabilities in Excess of Other Assets - (0.5)%			(48,886)
NET ASSETS - 100.0%			$9,509,297

	*	Non-Income Producing
	#	Annualized seven-day yield as of September 30, 2011.

		The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

		Cost of investments	$9,330,978
		Gross unrealized appreciation	1,263,988
		Gross unrealized depreciation	(1,036,783)
		Net unrealized appreciation	$227,205

		+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
		at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
		please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
		or annual report.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Brown Advisory Opportunity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011.

	Level 1	Level 2		Level 3
Common Stocks^	$9,190,858	$	---	$	---

Short-Term Investments	$367,325	$	---	$	---

Total Investments	$9,558,183	$	---	$	---

^ See Schedule of Investments for industry breakout.

Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 94.5%
General Obligation Bonds - 51.8%
475,000	Annapolis Maryland Public Improvement Callable 6/1/2019 @ 100 1	4.00%	06/01/2024	$519,261
2,000,000	Anne Arundel County Maryland Consolidated General Improvements	3.00%	04/01/2013	2,079,360
565,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%	03/01/2015	647,462
3,310,000	Anne Arundel County Maryland Consolidated General Improvements Callable 4/1/2021 @ 100 1	5.00%	04/01/2022	4,032,671
1,350,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100 1	5.00%	03/01/2017	1,528,106
585,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 4/1/2019 @ 100 1	4.00%	04/01/2021	655,013
450,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 4/1/2021 @ 100 1	5.00%	04/01/2023	541,593
500,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2017 @ 100 1	4.50%	03/01/2025	537,815
225,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2012	233,975
400,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2013	434,228
1,400,000	Baltimore County Maryland Consolidated Public Improvement Callable 9/1/2012 @ 100 1	5.00%	09/01/2013	1,459,976
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/2015	1,050,687
400,000	Baltimore County Maryland Consolidated Public Improvement Prerefunded 8/1/2012 @ 100 1	5.00%	08/01/2018	416,084
1,280,000	Baltimore County Maryland Consolidated Public Improvement AGM Insured Series A	5.00%	10/15/2015	1,493,606
1,450,000	Baltimore County Maryland Metropolitan District 71st Issue, Callable 2/1/2018 @ 100 1	5.00%	02/01/2020	1,710,942
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2013	2,171,140
3,330,000	Baltimore County Maryland Refunding Metropolitan District Callable 9/01/2012 @ 100 1	5.00%	09/01/2013	3,472,657
265,000	Baltimore Maryland Consolidated Public Improvement	4.00%	10/15/2012	275,279
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/2015	290,635
440,000	Baltimore Maryland Consolidated Public Improvement NATL-RE Insured Series A	5.00%	10/15/2014	497,636
250,000	Caroline County Maryland Public Improvement Callable 11/1/2016 @ 100 XLCA Insured 1	4.00%	11/01/2020	265,258
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/2013	2,732,964
1,000,000	Carroll County Maryland Consolidated Public Improvement Callable 11/1/2018 @ 100	4.50%	11/01/2023	1,122,010
200,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	10/01/2014	220,962
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/2015	1,173,570
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/2015	567,790
200,000	Cecil County Maryland Refunding and Consolidated Public Improvement	2.00%	08/01/2013	205,324
900,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	3.00%	02/01/2013	932,742
1,100,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2014	1,221,000
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/2015	2,208,325
660,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100 1	4.25%	03/01/2016	731,973
345,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100 1	4.25%	03/01/2016	387,456
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2017 @ 100 NATL-RE Insured 1	4.00%	03/01/2020	549,630
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2018	561,758
570,000	Easton Maryland Public Facilities Assured Guaranty Insured	4.25%	12/01/2012	596,556
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%	02/01/2016	2,256,960
200,000	Frederick County Maryland Public Facilities	5.00%	08/01/2014	225,234
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100 1	5.00%	08/01/2016	287,775
1,000,000	Frederick County Maryland Public Facilities Callable 12/1/2015 @ 100	5.00%	12/01/2017	1,181,180
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2018	621,605
1,450,000	Frederick County Maryland Public Facilities Prerefunded 11/1/2012 @ 101	5.00%	11/01/2020	1,539,813
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2021	633,120
500,000	Frederick County Maryland Refunding Series C	4.00%	12/01/2013	538,975
1,500,000	Frederick County Maryland Special Obligation Subordinated Urbana Community Development Authority B Callable 7/1/2020 @ 100 1	5.50%	07/01/2040	1,439,280
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority A	4.00%	07/01/2017	405,266
300,000	Harford County Maryland Callable 7/15/2015 @ 100 1	5.00%	07/15/2022	334,557
480,000	Harford County Maryland Consolidated Public Improvement	3.38%	01/15/2013	499,411
150,000	Harford County Maryland Consolidated Public Improvement	4.50%	12/01/2014	169,110
2,000,000	Harford County Maryland Refunding Consolidated Public Improvement	5.00%	12/01/2012	2,112,080
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	597,430
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A, Unrefunded Balance Callable 2/15/2012 @ 100 1	5.25%	08/15/2012	2,037,600
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2014	772,940
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2015	2,234,280
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2015	349,353
1,660,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2016	1,882,540

500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	08/15/2013	543,360
1,000,000	Howard County Maryland Consolidated Public Improvement Series A Callable 02/15/2019 @ 100 1	4.00%	02/15/2022	1,113,620
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2015	229,538
430,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series LL-2	3.00%	11/01/2016	473,013
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2016	231,006
725,000	Maryland State & Local Facilities 2nd Series A 2nd Series A	4.00%	08/01/2016	828,276
220,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2012	228,776
500,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2013	542,785
300,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2013 @ 100 1	5.00%	08/01/2014	325,404
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/2015	582,165
500,000	Maryland State & Local Facilities Loan 1st Series, Callable 8/1/2014 @ 100 1	5.00%	08/01/2015	559,935
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100 1	5.00%	08/01/2017	777,259
1,000,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2017 @ 100 1	5.00%	08/01/2018	1,193,930
2,210,000	Maryland State & Local Facilities Loan Capital Improvement Series A	5.50%	08/01/2013	2,419,309
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/2015	144,620
2,500,000	Maryland State Local Facilities First Series C Callable 03/01/2019 @ 100 1	4.00%	03/01/2022	2,767,100
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2014	637,139
1,975,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2015	2,280,928
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2015	582,165
500,000	Montgomery County Maryland Consolidated Public Improvement Seires A, Callable 9/1/2014 @ 100 1	5.00%	09/01/2015	561,585
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	2,062,084
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2016	2,379,140
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 4/1/2014 @ 100 1	5.00%	04/01/2017	557,020
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2017 @ 100 1	5.00%	05/01/2018	2,061,216
1,500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 8/1/2020 @ 100 1	4.00%	08/01/2021	1,717,395
425,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2012	441,953
430,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2012	452,179
425,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	07/01/2014	477,781
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2014	1,138,000
450,000	Montgomery County Maryland Refunding Consolidated Public Improvement Series A	5.00%	01/01/2013	476,514
345,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2012	358,034
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2014	2,025,904
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2015	871,073
510,000	Prince Georges County Maryland Refunding Consolidated Public Improvement Series D	5.00%	12/01/2012	538,178
500,000	Queen Annes County Maryland Public Facilities	4.00%	01/15/2013	523,650
1,010,000	University of Maryland System Auxiliary Prerefunded Series A Callable 04/01/2013 @ 100 1	5.00%	04/01/2015	1,080,407
530,000	Washington County Maryland - Public Improvement	2.00%	07/01/2012	536,991
565,000	Washington County Maryland - Public Improvement	4.50%	01/01/2015	634,992
640,000	Washington County Maryland - Public Improvement	4.00%	01/01/2018	736,589
230,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/2012	236,219
1,630,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2013 @ 100 1	4.00%	06/01/2014	1,725,926
1,500,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2014 @ 100 1	4.00%	06/01/2015	1,632,960
210,000	Washington Suburban Sanitation District - Sewage Disposal	4.00%	06/01/2014	229,717
255,000	Washington Suburban Sanitation District - Water Supply	5.00%	06/01/2012	263,175
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2015	1,736,505
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2016	1,775,820
560,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2013	590,727
1,330,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2014	1,429,311
1,115,000	Worcester County Maryland - Consolidated Public Improvement Project	5.00%	03/01/2013	1,189,248
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/2016	1,194,710
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/2017	607,045
				106,346,329
Revenue Bonds - 42.7%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A, Callable 9/1/2016 @ 100 1	5.00%	09/01/2019	807,150
200,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	5.00%	08/01/2016	234,706
500,000	Baltimore Maryland Project Revenue Water Project Series A Callable 07/01/2013 @ 100 1	5.00%	07/01/2033	539,715
3,760,000	Baltimore Maryland Project Revenue Water Project Series A Callable 07/01/2021 @ 100 1	4.50%	07/01/2036	3,905,774
1,250,000	Baltimore Maryland Revenue Refunding Water Project Series A 1	5.50%	07/01/2026	1,300,050
120,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2012	122,521
390,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2013	408,006
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100 AGM Insured 1	5.00%	07/01/2020	422,798

1,000,000	Baltimore Maryland Wastewater Project Series C, Callable 7/1/2016 @ 100 AMBAC Insured 1	5.00%	07/01/2021	1,134,810
200,000	Maryland State Community Development Administration - Residential Program Series E	3.80%	09/01/2013	209,720
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%	09/01/2014	536,445
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/2015	1,068,730
750,000	Maryland State Community Development Administration - Residential Series E	3.60%	09/01/2012	768,353
585,000	Maryland State Community Development Administration - Single Family Housing Series A	1.00%	03/01/2014	584,497
455,000	Maryland State Department of Transportation	5.00%	05/01/2012	467,917
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/2013	1,114,827
1,000,000	Maryland State Department of Transportation	5.25%	12/15/2014	1,150,600
1,300,000	Maryland State Department of Transportation	5.25%	12/15/2016	1,575,353
1,325,000	Maryland State Department of Transportation	5.00%	02/15/2017	1,577,784
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100 1	4.00%	05/15/2020	548,500
700,000	Maryland State Department of Transportation 2nd Issue, Callable 9/1/2018 @ 100 1	4.00%	09/01/2021	770,770
200,000	Maryland State Department Transportation Consolidated	5.00%	03/01/2015	229,482
365,000	Maryland State Economic Development Corporation - American Urological Associates # 1	0.55%	09/01/2032	365,000
215,000	Maryland State Economic Development Corporation - Economic Development Revenue Lutheran World Relief/Refugee Callable 4/1/2017 @ 100 1	5.25%	04/01/2019	229,470
500,000	Maryland State Economic Development Corporation - Maryland Department of Transportation Headquarters Callable 6/1/2012 @ 100.5 1	5.00%	06/01/2015	518,250
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured 1	5.00%	06/01/2022	523,900
245,000	Maryland State Economic Development Corporation - University of Maryland/Baltimore Series A	4.50%	10/01/2011	244,983
2,600,000	Maryland State Health & Higher Educational Facilities - Adjusted Rate - Pooled Loan Program Series B #	6.50%	04/01/2035	2,600,000
500,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A, Callable 1/1/2013 @ 101 1	5.00%	01/01/2014	519,265
455,000	Maryland State Health & Higher Educational Facilities - Adventist Healthcare Series A	5.00%	01/01/2022	459,332
2,110,000	Maryland State Health & Higher Educational Facilities - Adventist Healthcare Series A Callable 1/1/2022 @ 100 1	5.50%	01/01/2023	2,195,370
400,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2014	423,244
385,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2016	413,128
500,000	Maryland State Health & Higher Educational Facilities - Board of Child Care	4.50%	07/01/2012	512,340
450,000	Maryland State Health & Higher Educational Facilities - Bullis School Callable 1/1/2011 @ 101 AGM Insured 1	5.00%	07/01/2013	456,030
100,000	Maryland State Health & Higher Educational Facilities - Bullis School Callable 1/1/2011 @ 101 AGM Insured 1	5.00%	07/01/2015	101,294
500,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital Callable 7/1/2012 @ 100 1	5.00%	07/01/2013	512,450
1,395,000	Maryland State Health & Higher Educational Facilities - Charlestown Community Project	5.00%	01/01/2018	1,516,016
270,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A	4.80%	01/01/2012	270,535
650,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A Callable 7/1/2016 @ 100 1	5.20%	01/01/2024	628,791
1,185,000	Maryland State Health & Higher Educational Facilities - FHA Insured Mortgage Western Maryland Health A	5.00%	07/01/2014	1,290,204
250,000	Maryland State Health & Higher Educational Facilities - Goucher College Callable 7/1/2014 @ 100 1	4.50%	07/01/2019	260,198
1,995,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center	5.00%	07/01/2021	2,190,170
1,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 1	5.00%	07/01/2023	1,066,300
575,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 1	5.25%	07/01/2024	614,083
250,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100 1	5.25%	07/01/2025	263,240
3,400,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 05/15/2020 @ 100 1	5.00%	05/15/2040	3,536,271
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 11/15/2011 @ 100 #	5.00%	05/15/2042	251,498
1,200,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 5/15/2013 @ 100 #	5.00%	05/15/2046	1,286,532
350,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Series B #	4.30%	05/15/2048	387,006
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital Callabe 5/15/2011 @ 100 1	4.60%	05/15/2014	501,490
100,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital Callable 5/15/2011 @ 100 1	4.70%	05/15/2015	100,281
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A, Callable 7/1/2011 @ 100 1	5.00%	07/01/2012	250,978
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2013	270,455
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A, Callable 7/1/2011 @ 100 1	5.00%	07/01/2013	250,965
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2018	603,415
535,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute Callable 4/5/2010 @ 100 1	5.30%	07/01/2012	536,327
200,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	4.38%	07/01/2013	205,986

500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2012	515,320
685,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2015	758,528
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2017	560,735
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A, Prerefunded 7/1/2014 @ 100 1	4.00%	07/01/2017	543,975
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100 1	5.00%	07/01/2018	275,810
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2019	278,760
100,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100 1	6.00%	07/01/2022	117,471
520,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100 1	5.25%	07/01/2024	561,777
250,000	Maryland State Health & Higher Educational Facilities - Medstar Health	4.38%	08/15/2013	264,000
3,565,000	Maryland State Health & Higher Educational Facilities - Medstar Health Callable 5/15/2016 @ 100 1	4.75%	05/15/2042	3,317,766
1,000,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100 1	6.00%	07/01/2025	1,059,710
1,130,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100 1	6.25%	07/01/2031	1,193,630
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100 1	5.00%	07/01/2026	192,608
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100 1	5.00%	07/01/2027	129,240
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100 1	4.50%	07/01/2035	177,400
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100 1	5.00%	07/01/2026	1,024,340
500,000	Maryland State Health & Higher Educational Facilities - University Maryland Medical System RMKT	4.00%	07/01/2012	512,130
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	2.50%	07/01/2012	252,983
265,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/2012	271,779
965,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	1,031,710
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	535,690
260,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Series F	5.00%	07/01/2018	292,575
1,000,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2012 @ 100 1	6.00%	07/01/2022	1,043,560
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured 1	5.50%	07/01/2024	552,215
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 07/01/2019 @ 100 1	5.00%	07/01/2034	256,195
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System AMBAC Insured	4.00%	07/01/2013	419,264
2,330,000	Maryland State Health & Higher Educational Facilities - Upper Chesapeake Hospitals Series C	5.50%	01/01/2018	2,524,065
2,000,000	Maryland State Health & Higher Educational Facilities - Various Anne Arundel Health System B # 1	0.18%	07/01/2043	2,000,000
200,000	Maryland State Health & Higher Educational Facilities - Various French International School # 1	0.69%	09/01/2034	200,000
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy Callable 1/1/2017 @ 100 1	5.25%	07/01/2018	99,950
240,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A, Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured 1	5.00%	01/01/2025	251,074
500,000	Maryland State Industrial Development Financing Authority - National Aquarium Baltimore Facility Series B, Callable 11/1/2012 @ 100 1	4.50%	11/01/2014	517,600
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	817,808
990,000	Maryland State Transportation Authority Series A	5.00%	07/01/2018	1,194,762
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100 1	5.00%	07/01/2021	664,563
200,000	Maryland State Transportation Authority Grant & Revenue	5.00%	03/01/2015	228,948
1,000,000	Maryland State Transportation Authority Grant & Revenue	5.25%	03/01/2019	1,227,380
500,000	Maryland State Transportation Authority Grant & Revenue Callable 3/1/2017 @ 100	5.00%	03/01/2019	578,230
970,000	Maryland State Transportation Authority Transportation Facilities Project 2009A, Callable 7/1/2019 @ 100 1	5.00%	07/01/2022	1,123,241
1,715,000	Maryland State Water Quality Financing	5.00%	03/01/2015	1,955,546
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/2015	583,505
265,000	Maryland State Water Quality Financing - Administrative Revlolving Loan Fund Series A, Callable 3/1/2018 @ 100 1	5.00%	03/01/2019	316,826
500,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2017	591,300
350,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2018	418,124
300,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Callable 3/1/2018 @ 100 1	4.00%	03/01/2019	333,186
125,000	Montgomery County Maryland Economic Sandy Spring Friends School Facility # 1	0.68%	09/01/2034	125,000
2,000,000	University of Maryland System Auxiliary Series A	4.00%	04/01/2014	2,178,340

425,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/2012	439,195
500,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/2013	535,525
1,000,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/2015	1,082,160
500,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/2015	560,300
500,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/2016	572,755
250,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100 1	5.00%	10/01/2019	285,985
510,000		University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Prerefunded 4/1/2012 @ 100	5.13%	04/01/2021	522,684
100,000		University of Maryland System Auxiliary Series A	5.00%	10/01/2012	104,842
1,610,000		University of Maryland University Revenues Various Revolving - A-RMKT #	1.50%	07/01/2023	1,635,567
500,000		University of Mayrland System Auxiliary Facility & Tuition Revenue Series A, Callable 4/1/2017 @ 100 1	4.00%	04/01/2020	548,715
100,000		University or Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100 1	5.00%	10/01/2022	112,013
940,000		Washington County Maryland - Public Improvement Callable 7/1/2017 @ 100 AMBAC Insured 1	4.25%	07/01/2022	1,035,814
500,000		Westminster Maryland Educational Facilities Revenue - McDaniel College, Inc. Callable 11/1/2016 @ 100 1	4.38%	11/01/2024	502,815
					87,840,294
Total Municipal Bonds (Cost $185,746,873)					194,186,623

Shares
Short-Term Investments - 4.6%
Money Market Funds - 4.6%
9,434,341		DWS Cash Account Trust - Tax Exempt Portfolio, 0.03% *			9,434,341
Total Short-Term Investments (Cost $9,434,341)					9,434,341

Total Investments - 99.1% (Cost $195,181,214)					203,620,964
Other Assets in Excess of Liabilities - 0.9%					1,819,396
TOTAL NET ASSETS - 100.0%					$205,440,360

	1	Continuously callable with 30 days notice.
	#	Variable rate security. Rate disclosed is as of September 30, 2011.
	*	Annualized seven-day yield as of September 30, 2011.

		The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

		Cost of investments			$195,181,214
		Gross unrealized appreciation			8,791,337
		Gross unrealized depreciation			(351,587)
		Net unrealized appreciation			$8,439,750

		+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
		at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
		please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
		or annual report.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Brown Advisory Maryland Bond Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011.

	Level 1		Level 2		Level 3
Municipal Bonds	$	---		$194,186,623	$	---

Short-Term Investments		$9,434,341	$	---	$	---

Total Investments		$9,434,341		$194,186,623	$	---

Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 47.6%
113,321	Commercial Mortgage Pass-Through Certificates, Series 2005-C6-A2	5.00%	06/10/2044	$113,562
3,997	FHLMC, Pool # G10682	7.50%	06/01/2012	4,048
4,193	FHLMC, Pool # G10690	7.00%	07/01/2012	4,323
1,817,613	FHLMC, Pool # G11649	4.50%	02/01/2020	1,944,708
11,269	FHLMC, Pool # C00210	8.00%	01/01/2023	13,211
4,636,012	FHLMC, Pool # G18309	4.50%	05/01/2024	4,926,862
951,563	FHLMC, Pool # C90993	5.50%	10/01/2026	1,032,357
1,878,955	FHLMC, Pool # G30412	6.00%	03/01/2028	2,061,390
956,817	FHLMC, Pool # 1B0889 #	4.52%	05/01/2033	1,005,088
820,866	FHLMC, Pool # 1J0203 #	5.17%	04/01/2035	864,533
768,702	FHLMC, Pool # A40782	5.00%	12/01/2035	828,285
1,650,818	FHLMC, Pool # A87434	5.00%	07/01/2039	1,780,981
6,121,522	FHLMC PC, Pool # J0-9470, Pool # J09470	4.50%	04/01/2024	6,505,568
8,224,751	FHLMC PC, Pool # G1-3876	4.00%	07/01/2025	8,666,211
2,053,853	FHLMC REMIC, Series R005-VA	5.50%	03/15/2016	2,156,368
5,300,000	FHLMC REMIC, Series 3571	4.00%	09/15/2024	5,723,220
6,000,000	FHLMC REMIC, Series 3800	3.50%	02/15/2026	6,341,086
783,583	FHLMC REMIC, Series 2782	4.00%	11/15/2033	833,977
804,133	FNMA, Pool # 768005	4.00%	09/01/2013	851,098
49,622	FNMA, Pool # 433646	6.00%	10/01/2013	53,835
23,921	FNMA, Pool # 409589	9.50%	11/01/2015	26,798
138,358	FNMA, Pool # 254089	6.00%	12/01/2016	150,366
540,921	FNMA, Pool # 842239	5.00%	09/01/2020	577,084
2,968,370	FNMA, Pool # 981257	5.00%	05/01/2023	3,193,604
10,426,681	FNMA, Pool # AH3431	3.50%	01/01/2026	10,907,004
1,847,610	FNMA, Pool # 256752	6.00%	06/01/2027	2,031,909
1,851,618	FNMA, Pool # 257048	6.00%	01/01/2028	2,036,317
65,067	FNMA, Pool # 539082	7.00%	08/01/2028	74,789
5,017,627	FNMA, Pool # MA0073	4.50%	05/01/2029	5,342,465
89,162	FNMA, Pool # 625536	6.00%	01/01/2032	99,045
87,382	FNMA, Pool # 628837	6.50%	03/01/2032	98,341
490,986	FNMA, Pool # 663238	5.50%	09/01/2032	536,586
139,346	FNMA, Pool # 744805 #	4.27%	11/01/2033	145,720
123,702	FNMA, Pool # 741373 #	2.70%	12/01/2033	129,158
216,482	FNMA, Pool # 764342 #	1.90%	02/01/2034	224,688
556,911	FNMA, Pool # 848817	5.00%	01/01/2036	601,365
1,192,936	FNMA, Pool # 866920 #	5.38%	02/01/2036	1,256,374
2,256,202	FNMA, Pool # 831413	5.50%	04/01/2036	2,459,049
1,504,523	FNMA, Pool # 889584	5.50%	01/01/2037	1,642,845
3,012,716	FNMA, Pool # 888218	5.00%	03/01/2037	3,251,317
7,950,036	FNMA, Pool # AA7686	4.50%	06/01/2039	8,506,952
8,175,625	FNMA, Pool # AA7001	5.00%	06/01/2039	8,894,653
5,870,641	FNMA, Pool # AA8753	5.00%	06/01/2039	6,386,952
6,588,760	FNMA, Pool # AC4824 #	3.61%	10/01/2039	6,913,817
11,773,695	FNMA Pass-Through, Pool # AH6783	4.00%	03/01/2041	12,356,125
3,000,000	FNMA REMIC Trust, Series 2010-112	4.00%	10/25/2025	3,237,397
383,461	GNMA, Pool # 781450	5.00%	06/15/2017	407,415
39,259	GNMA, Pool # 487110	6.50%	04/15/2029	45,407
81,364	GNMA, Pool # 781186	9.00%	06/15/2030	98,141
7,509	GNMA, Pool # 571166	7.00%	08/15/2031	8,811
2,648,016	GNMA, Series 2008-1-PA	4.50%	12/20/2036	2,786,299
3,000,000	GNMA REMIC Trust, Series 2010-124	2.79%	12/15/2016	3,105,507
3,457,097	GNMA REMIC Trust, Series 2004-12	4.81%	08/16/2032	3,553,387
Total Mortgage Backed Securities (Cost $131,440,719)				136,796,398

Corporate Bonds & Notes - 26.9%
2,750,000	America Movil SAB de CV	5.00%	03/30/2020	2,931,500
2,750,000	American Express Corp. #	1.10%	06/24/2014	2,725,872
2,855,000	AT&T, Inc.	3.88%	08/15/2021	2,942,828
3,500,000	Bank of America Corp. #	4.00%	03/23/2017	3,395,364
2,750,000	Barrick North America Finance LLC	6.80%	09/15/2018	3,355,715
2,735,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	2,877,789
2,850,000	Boston Properties Limited Partnership	5.63%	11/15/2020	3,071,217

2,750,000		Charles Schwab Corp.	4.95%	06/01/2014	3,007,114
2,500,000		Comcast Corp.	6.50%	01/15/2017	2,939,638
2,750,000		Consolidated Natural Gas Co., Series A	5.00%	12/01/2014	3,023,779
2,850,000		Enterprise Products Partners L.P.	5.20%	09/01/2020	3,139,235
7,000,000		FNMA	4.88%	12/15/2016	8,232,042
2,750,000		General Electric Capital Corp. #	2.50%	08/11/2015	2,650,370
2,915,000		Goldman Sachs Group, Inc. #	1.31%	02/07/2014	2,795,089
2,750,000		GTE Corp.	6.84%	04/15/2018	3,316,932
2,750,000		Home Depot, Inc.	4.40%	04/01/2021	2,994,016
2,750,000		ICI Wilmington, Inc.	5.63%	12/01/2013	2,960,155
2,750,000		JP Morgan Chase & Co. #	1.10%	01/24/2014	2,721,364
2,751,000		Manufacturers & Traders Trust Co. # 1	1.80%	04/01/2013	2,749,190
2,820,000		ONEOK Partners LP	6.15%	10/01/2016	3,207,321
2,500,000		Potash Corp. Of Saskatchewan, Inc.	5.25%	05/15/2014	2,753,153
2,852,000		Spectra Energy Capital LLC, Series B	6.75%	07/15/2018	3,240,328
2,750,000		Starbucks Corp.	6.25%	08/15/2017	3,288,507
2,630,000		W.R. Berkley Corp.	6.15%	08/15/2019	2,872,089
Total Corporate Bonds & Notes (Cost $73,061,862)					77,190,607

Municipal Bonds - 7.3%
1,000,000		District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	1,133,560
910,000		Los Angeles County Metropolitan Transportation Authority Measure R Senior Sales Tax Revenue Bond, Series 2010-A	4.28%	06/01/2021	973,864
2,790,000		Metropolitan Washington District of Columbia Airports Taxable Series C, 10/01/2015 1	5.69%	10/01/2030	3,111,966
3,000,000		New York City Transitional Taxable-Future Tax Subordinated Series	1.50%	05/01/2013	3,043,590
3,000,000		Ohio State Major New Infrastructure Project Revenue Bond, Series 2010-4	4.84%	12/15/2019	3,373,620
2,750,000		Pennsylvania State Taxable - Third Series B	4.05%	07/15/2019	3,029,070
2,750,000		Port Authority New York & New Jersey Consolidated One Hundred Fifty Seventh Series	5.31%	12/01/2019	3,171,850
3,200,000		South Carolina State Public Service Authority Various Taxable Series A, 12/02/2013 # 1	0.92%	06/02/2014	3,199,904
Total Municipal Bonds (Cost $19,572,035)					21,037,424

FHLB Notes - 1.8%
5,000,000		FHLB	3.13%	12/13/2013	5,290,805
Total FHLB Notes (Cost $5,077,863)

U.S. Treasury Securities - 11.7%
4,000,000		United States Treasury Notes, Maturity Date 08/15/2015, 0.649%	4.25%	08/15/2015	4,547,500
13,500,000		United States Treasury Notes, Maturity Date 04/30/2016, 0.828%	2.00%	04/30/2016	14,202,500
13,500,000		United States Treasury Notes, Maturity Date 05/15/2021, 1.860%	3.13%	05/15/2021	14,986,039
Total U.S. Treasury Securities (Cost $31,457,694)					33,736,039

Short-Term Investments - 4.3%
Money Market Funds - 2.7%
7,634,751		DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #			7,634,751

U.S. Treasury Bills - 1.6%
4,500,000		United States Treasury Bills, Maturity Date 01/12/2012, 0.013%			4,499,753
Total Short-Term Investments (Cost $12,134,590)					12,134,504

Total Investments - 99.6% (Cost $272,744,763)					286,185,777
Other Assets in Excess of Liabilities - 0.4%					1,107,007
NET ASSETS - 100.0%					$287,292,784

	#	Variable rate security. Rate disclosed is as of September 30, 2011.
	1	Continuously callable with 30 days notice.
	*	Annualized seven-day yield as of September 30, 2011.

	The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

	Cost of investments				$272,744,792
	Gross unrealized appreciation				13,947,335
	Gross unrealized depreciation				(506,350)
	Net unrealized appreciation				$13,440,985

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at September 30, 2011 (Unaudited)

The Brown Advisory Intermediate Income Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011.

	Level 1		Level 2	Level 3
Mortgage Back Securities	$	---	$136,796,398	$	---

Corporate Bonds & Notes	$	---	$77,190,607	$	---

Municipal Bonds	$	---	$21,037,424	$	---

FHLB Notes	$	---	$5,290,805	$	---

U.S. Treasury Securities	$	---	$33,736,039	$	---

Short-Term Investments		$7,634,751	$4,499,753	$	---

Total Investments		$7,634,751	$278,551,026	$	---

Brown Advisory Tactical Bond Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Total Investments - 0.0% (Cost $0)	$0	*
Other Assets in Excess of Liabilities - 100.0%	1,000,000
NET ASSETS - 100.0%	$1,000,000

* Fund commenced operations on September 30, 2011. No investments were held as of September 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date   November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date  November 28, 2011

By (Signature and Title)* /s/  Patrick J. Rudnick
                                                    Patrick J. Rudnick, Treasurer
Date  November 15, 2011

* Print the name and title of each signing officer under his or her signature.

Brown Advisory Funds 9.30.11 N-Q